OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.2%
-------------------------------------------------------------------------
     $2,400        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                     $  2,161,632
-------------------------------------------------------------------------
                                                             $  2,161,632
-------------------------------------------------------------------------
Education -- 3.4%
-------------------------------------------------------------------------
     $  550        Ohio Higher Educational Facilities
                   Authority, (Case Western University),
                   6.50%, 10/1/20                            $    644,077
      5,875        Ohio Higher Educational Facilities
                   Authority, (Oberlin College), Variable
                   Rate, 10/1/29(1)(2)                          5,255,422
-------------------------------------------------------------------------
                                                             $  5,899,499
-------------------------------------------------------------------------
Electric Utilities -- 3.9%
-------------------------------------------------------------------------
     $2,000        Clyde, Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $  2,012,540
      4,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20              4,788,617
-------------------------------------------------------------------------
                                                             $  6,801,157
-------------------------------------------------------------------------
General Obligations -- 4.1%
-------------------------------------------------------------------------
     $1,000        Tuscarawas County Public Library
                   Improvement, 6.90%, 12/1/11               $  1,021,450
      5,655        Youngstown, 7.35%, 7/1/05                    6,264,326
-------------------------------------------------------------------------
                                                             $  7,285,776
-------------------------------------------------------------------------
Hospital -- 12.8%
-------------------------------------------------------------------------
     $2,100        Cuyahoga County, (Fairview General
                   Hospital), 6.25%, 8/15/10                 $  2,196,873
      1,000        East Liverpool, (City Hospital),
                   8.00%, 10/1/21                               1,021,160
      4,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                     4,094,160
      2,000        Hamilton County, (Bethesda Hospital,
                   Inc.), 6.25%, 1/1/12                         2,101,340
      2,155        Highland County, (Township Hospital),
                   6.75%, 12/1/29                               1,960,339
      3,800        Miami, (Upper Valley Medical Center),
                   6.375%, 5/15/26                              3,800,570
      1,000        Parma, (Parma Community General Hospital
                   Association), 5.35%, 11/1/18                   950,670
      4,250        Parma, (Parma Community General Hospital
                   Association), 5.375%, 11/1/29                3,917,820
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $2,500        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/30                          $  2,561,825
-------------------------------------------------------------------------
                                                             $ 22,604,757
-------------------------------------------------------------------------
Housing -- 5.9%
-------------------------------------------------------------------------
     $2,945        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28(3)                   $  1,501,155
      2,500        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.50%, 3/1/26                         2,594,200
      5,985        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.60%, 3/1/36                         6,204,530
-------------------------------------------------------------------------
                                                             $ 10,299,885
-------------------------------------------------------------------------
Industrial Development Revenue -- 9.6%
-------------------------------------------------------------------------
     $2,000        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.375%, 9/15/27         $  1,437,740
      4,500        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19             3,557,655
      2,990        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18          2,226,115
        880        Ohio Economic Development Commission,
                   (VSM Corp.), (AMT), 7.375%, 12/1/11            898,814
      2,500        Ohio Environmental Facilities, (Ford
                   Motor), 6.15%, 6/1/30                        2,554,350
      1,000        Ohio Environmental Facilities, (Ford
                   Motor), (AMT), 5.95%, 9/1/29                 1,004,380
      1,000        Ohio Pollution Control, (Standard Oil),
                   6.75%, 12/1/15                               1,186,570
      4,000        Ohio Sewer and Solid Waste Disposal
                   Facilities, (Anheuser Busch),
                   6.00%, 7/1/35                                4,109,800
-------------------------------------------------------------------------
                                                             $ 16,975,424
-------------------------------------------------------------------------
Insured-Education -- 3.7%
-------------------------------------------------------------------------
     $  700        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(4)               $    614,964
      2,000        University of Akron, (FGIC),
                   Variable Rate, 1/1/29(1)(2)                  2,157,120
      4,000        University of Cincinnati, (FGIC),
                   5.00%, 6/1/31                                3,785,640
-------------------------------------------------------------------------
                                                             $  6,557,724
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.0%
-------------------------------------------------------------------------
     $2,000        Cuyahoga County Utility Systems,
                   (Medical Center Co.), (MBIA), (AMT),
                   6.10%, 8/15/15                            $  2,150,680

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
     $4,445        Ohio Air Quality Development Authority,
                   (Ohio Power), RITES, (AMBAC), Variable
                   Rate, 5/1/26(2)(4)                        $  4,076,732
      3,000        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/26                 782,040
      2,500        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/27                 615,875
      4,750        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/28               1,103,330
      3,900        Puerto Rico Electric Power Authority,
                   (XLCA), 4.75%, 7/1/24                        3,590,223
-------------------------------------------------------------------------
                                                             $ 12,318,880
-------------------------------------------------------------------------
Insured-General Obligations -- 5.8%
-------------------------------------------------------------------------
     $1,500        Amherst School District, (FGIC),
                   5.00%, 12/1/26                            $  1,435,350
      1,250        Athens City School District, (FSA),
                   6.00%, 12/1/24                               1,340,400
      2,110        Hudson Local School District, (FGIC),
                   0.00%, 12/15/09                              1,476,747
      1,500        Lima City School District, (AMBAC),
                   6.00%, 12/1/22                               1,629,915
      2,600        Norwalk City School District, (AMBAC),
                   4.75%, 12/1/26                               2,380,482
      1,500        Pickering Local School District, (FGIC),
                   0.00%, 12/1/16                                 682,365
        350        South-Western City, School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                                 320,541
      1,000        Springfield City School District, (Clark
                   County), (FGIC), 5.20%, 12/1/23                990,300
-------------------------------------------------------------------------
                                                             $ 10,256,100
-------------------------------------------------------------------------
Insured-Hospital -- 1.6%
-------------------------------------------------------------------------
     $  995        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $    955,737
      1,000        Hamilton County (Children's Hospital
                   Medical Center), (MBIA), 4.75%, 5/15/28        897,120
      1,000        Montgomery County, (Miami Valley
                   Hospital), (AMBAC), 6.25%, 11/15/16          1,037,790
-------------------------------------------------------------------------
                                                             $  2,890,647
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.5%
-------------------------------------------------------------------------
     $1,000        Hamilton County Sales Tax, (AMBAC),
                   5.25%, 12/1/32                            $    981,380
      1,500        Hamilton County Sales Tax, (MBIA),
                   4.75%, 12/1/27                               1,367,055
      2,990        Hamilton County Sales Tax, (MBIA),
                   5.00%, 12/1/27                               2,853,028
      1,350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(2)                                 1,257,917
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $1,575        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $  1,413,862
-------------------------------------------------------------------------
                                                             $  7,873,242
-------------------------------------------------------------------------
Insured-Transportation -- 10.8%
-------------------------------------------------------------------------
     $5,500        Cleveland Airport System, (FSA),
                   5.00%, 1/1/31                             $  5,199,315
      1,600        Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                               1,416,912
      7,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                               7,333,060
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              2,724,000
      2,500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38             2,281,175
-------------------------------------------------------------------------
                                                             $ 18,954,462
-------------------------------------------------------------------------
Miscellaneous -- 1.8%
-------------------------------------------------------------------------
     $3,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(4)   $  3,239,880
-------------------------------------------------------------------------
                                                             $  3,239,880
-------------------------------------------------------------------------
Nursing Home -- 10.1%
-------------------------------------------------------------------------
     $2,000        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/17                            $  1,805,000
      2,100        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28(5)                            1,800,057
      1,305        Cuyahoga County Health Care Facilities,
                   (Maple Care Center) (GNMA), (AMT),
                   8.00%, 8/20/16                               1,514,844
      1,000        Hamilton County, (Wesley Hall),
                   6.50%, 3/1/15                                1,056,910
      1,205        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   6.10%, 9/20/16                               1,314,378
      6,455        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   9.55%, 3/20/32                               8,288,155
      2,400        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                2,041,632
-------------------------------------------------------------------------
                                                             $ 17,820,976
-------------------------------------------------------------------------
Pooled Loans -- 6.8%
-------------------------------------------------------------------------
     $  440        Ohio Economic Development Commission,
                   (Burrows Paper), (AMT), 7.625%, 6/1/11    $    450,520
        115        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.50%, 12/1/04          119,750
        530        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.90%, 12/1/09          549,912

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Pooled Loans (continued)
-------------------------------------------------------------------------
     $1,205        Ohio Economic Development Commission,
                   (Consolidated Biscuit), (AMT),
                   7.00%, 12/1/09                            $  1,322,283
      2,765        Ohio Economic Development Commission, (J
                   J & W LP), (AMT), 6.70%, 12/1/14             2,864,678
        680        Ohio Economic Development Commission,
                   (Ohio Enterprise), (AMT),
                   7.625%, 12/1/11                                694,674
      1,525        Ohio Economic Development Commission,
                   (Progress Plastic Products), (AMT),
                   7.80%, 12/1/09                               1,704,142
      1,000        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                              1,021,580
      3,300        Rickenbacker Port Authority Capital
                   Funding (Oasbo), 5.375%, 1/1/32              3,160,509
-------------------------------------------------------------------------
                                                             $ 11,888,048
-------------------------------------------------------------------------
Senior Living / Life Care -- 1.7%
-------------------------------------------------------------------------
     $1,000        Allen County Lima, (Convalescent Home
                   Foundation), (GNMA), 6.40%, 1/1/21        $  1,016,200
         40        Hamilton County Hospital Facilities,
                   (Episcopal Retirement Home),
                   6.80%, 1/1/08                                   40,548
      2,250        Summit County Healthcare Facilities,
                   (Village at Saint Edward),
                   5.75%, 12/1/25                               1,901,678
-------------------------------------------------------------------------
                                                             $  2,958,426
-------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
-------------------------------------------------------------------------
     $2,000        Cleveland-Cuyahoga County Port
                   Authority, 7.00%, 12/1/18                 $  1,964,100
      1,430        Cuyahoga County Economic Development,
                   (Shaker Square), 6.75%, 12/1/30              1,539,795
-------------------------------------------------------------------------
                                                             $  3,503,895
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.7%
   (identified cost $169,144,575)                            $170,290,410
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.3%                       $  5,852,682
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $176,143,092
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 34.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 11.3% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                      CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $218,674,784        $251,106,007          $185,218,450             $15,705,502
   Unrealized appreciation                  17,671,206           9,624,175             4,590,329                 550,076
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $236,345,990        $260,730,182          $189,808,779             $16,255,578
-----------------------------------------------------------------------------------------------------------------------------
Cash                                      $         --        $  1,220,725          $  1,273,933             $   165,013
Receivable for investments sold                     --             945,000             1,211,600                  25,522
Interest receivable                          3,191,972           5,381,526             2,719,486                 277,290
Receivable for daily variation
   margin on open financial
   futures contracts                           160,521             147,761               119,281                   6,750
Receivable for open swap contracts                  --                  --                99,541                      --
Prepaid expenses                                 1,093               1,230                   864                      74
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $239,699,576        $268,426,424          $195,233,484             $16,730,227
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased         $         --        $  1,455,623          $         --             $        --
Due to bank                                     86,710                  --                    --                      --
Payable to affiliate for Trustees'
   fees                                             --                 666                    --                      --
Accrued expenses                                30,655              24,976                33,079                  14,253
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $    117,365        $  1,481,265          $     33,079             $    14,253
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $239,582,211        $266,945,159          $195,200,405             $16,715,974
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $221,461,292        $256,569,290          $189,861,858             $16,124,638
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         18,120,919          10,375,869             5,338,547                 591,336
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $239,582,211        $266,945,159          $195,200,405             $16,715,974
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                      NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $300,367,735      $169,144,575        $45,129,842              $23,640,586
   Unrealized appreciation                 23,240,401         1,145,835            723,468                  590,133
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $323,608,136      $170,290,410        $45,853,310              $24,230,719
-------------------------------------------------------------------------------------------------------------------------
Cash                                     $     72,132      $  3,872,187        $   426,079              $   198,313
Receivable for investments sold               179,216                --                 --                       --
Interest receivable                         6,377,814         2,961,148            882,626                  354,006
Receivable for daily variation
   margin on open financial
   futures contracts                          269,171           149,351             10,625                    6,375
Receivable for open swap contracts            109,350                --             18,225                       --
Prepaid expenses                                1,551               808                222                      113
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $330,617,370      $177,273,904        $47,191,087              $24,789,526
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased        $         --      $  1,109,790        $        --              $        --
Demand note payable                         2,700,000                --                 --                       --
Payable to affiliate for Trustees'
   fees                                            --               495                 --                       63
Accrued expenses                               46,050            20,527             17,163                   12,314
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $  2,746,050      $  1,130,812        $    17,163              $    12,377
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $327,871,320      $176,143,092        $47,173,924              $24,777,149
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $303,902,283      $174,580,433        $46,372,976              $24,151,463
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        23,969,037         1,562,659            800,948                  625,686
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                    $327,871,320      $176,143,092        $47,173,924              $24,777,149
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2002

                                      CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                  $  7,340,219         $ 8,395,811           $ 5,946,486              $ 486,042
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  7,340,219         $ 8,395,811           $ 5,946,486              $ 486,042
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $    590,965         $   614,740           $   428,385              $  13,322
Trustees fees and expenses                       7,818               9,661                 6,642                    102
Legal and accounting services                   21,908              24,019                15,153                 11,564
Custodian fee                                   45,781              81,832                44,351                  6,826
Miscellaneous                                    4,053               6,874                 7,183                  1,516
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $    670,525         $   737,126           $   501,714              $  33,330
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $         --         $    81,832           $    25,136              $   2,461
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $         --         $    81,832           $    25,136              $   2,461
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $    670,525         $   655,294           $   476,578              $  30,869
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $  6,669,694         $ 7,740,517           $ 5,469,908              $ 455,173
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $      7,268         $ 1,818,907           $   299,511              $ (19,593)
   Financial futures contracts                  99,612            (147,974)               24,201                 (7,691)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $    106,880         $ 1,670,933           $   323,712              $ (27,284)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(10,759,491)        $(9,413,504)          $(6,897,028)             $(396,590)
   Financial futures contracts                 513,489             825,919               640,570                 45,483
   Interest rate swap contracts                     --                  --               177,319                     --
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(10,246,002)        $(8,587,585)          $(6,079,139)             $(351,107)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(10,139,122)        $(6,916,652)          $(5,755,427)             $(378,391)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $ (3,469,428)        $   823,865           $  (285,519)             $  76,782
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2002

                                      NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                 $ 9,968,266       $ 5,629,567         $ 1,321,256               $ 696,806
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 9,968,266       $ 5,629,567         $ 1,321,256               $ 696,806
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   757,417       $   392,716         $    62,827               $  23,475
Trustees fees and expenses                    10,256             7,059               1,012                     165
Legal and accounting services                 22,171            13,733              13,508                   6,059
Custodian fee                                 74,155            39,484              12,553                  11,412
Miscellaneous                                 11,359             8,605               2,235                   1,767
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   875,358       $   461,597         $    92,135               $  42,878
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $        --       $        --         $     5,623               $   1,780
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $        --       $        --         $     5,623               $   1,780
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   875,358       $   461,597         $    86,512               $  41,098
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 9,092,908       $ 5,167,970         $ 1,234,744               $ 655,708
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   611,828       $(2,963,708)        $   220,940               $  88,300
   Financial futures contracts             1,165,551           500,813               3,270                   2,337
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $ 1,777,379       $(2,462,895)        $   224,210               $  90,637
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(9,037,511)      $(1,978,385)        $(1,711,385)              $(756,090)
   Financial futures contracts               639,072           433,444              46,876                  27,750
   Interest rate swap contracts              168,308                --              28,051                      --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(8,230,131)      $(1,544,941)        $(1,636,458)              $(728,340)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(6,452,752)      $(4,007,836)        $(1,412,248)              $(637,703)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                $ 2,640,156       $ 1,160,134         $  (177,504)              $  18,005
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2002

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  6,669,694        $  7,740,517          $  5,469,908             $   455,173
   Net realized gain (loss)                    106,880           1,670,933               323,712                 (27,284)
   Net change in unrealized
      appreciation (depreciation)          (10,246,002)         (8,587,585)           (6,079,139)               (351,107)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $ (3,469,428)       $    823,865          $   (285,519)            $    76,782
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 10,785,736        $ 15,729,925          $ 11,762,916             $ 1,049,348
   Withdrawals                             (15,789,665)        (22,580,146)          (13,273,539)             (1,441,234)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ (5,003,929)       $ (6,850,221)         $ (1,510,623)            $  (391,886)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (8,473,357)       $ (6,026,356)         $ (1,796,142)            $  (315,104)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $248,055,568        $272,971,515          $196,996,547             $17,031,078
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $239,582,211        $266,945,159          $195,200,405             $16,715,974
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2002

INCREASE (DECREASE) IN NET ASSETS     NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  9,092,908      $  5,167,970        $ 1,234,744              $   655,708
   Net realized gain (loss)                 1,777,379        (2,462,895)           224,210                   90,637
   Net change in unrealized
      appreciation (depreciation)          (8,230,131)       (1,544,941)        (1,636,458)                (728,340)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                $  2,640,156      $  1,160,134        $  (177,504)             $    18,005
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 12,998,005      $  6,063,580        $ 4,126,840              $ 1,040,460
   Withdrawals                            (26,617,305)      (14,139,330)        (2,141,686)              (1,257,799)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $(13,619,300)     $ (8,075,750)       $ 1,985,154              $  (217,339)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $(10,979,144)     $ (6,915,616)       $ 1,807,650              $  (199,334)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                   $338,850,464      $183,058,708        $45,366,274              $24,976,483
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $327,871,320      $176,143,092        $47,173,924              $24,777,149
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 12,953,351        $  15,828,749         $ 10,201,616             $   864,571
   Net realized gain (loss)                 (1,162,707)          (4,758,664)          (1,053,104)                 25,035
   Net change in unrealized
      appreciation (depreciation)           15,369,731           20,641,624           11,593,115                 707,725
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 27,160,375        $  31,711,709         $ 20,741,627             $ 1,597,331
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 24,493,353        $  17,676,816         $ 28,513,787             $ 1,919,575
   Withdrawals                             (42,418,330)         (54,273,933)         (29,419,141)             (2,312,759)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(17,924,977)       $ (36,597,117)        $   (905,354)            $  (393,184)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $  9,235,398        $  (4,885,408)        $ 19,836,273             $ 1,204,147
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $238,820,170        $ 277,856,923         $177,160,274             $15,826,931
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $248,055,568        $ 272,971,515         $196,996,547             $17,031,078
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

INCREASE (DECREASE) IN NET ASSETS     NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  17,506,922      $ 10,719,014        $ 2,209,415             $  1,331,231
   Net realized gain (loss)                 2,140,337        (1,325,014)             8,450                 (261,341)
   Net change in unrealized
      appreciation (depreciation)          21,144,172         5,901,265          2,501,873                1,449,080
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  40,791,431      $ 15,295,265        $ 4,719,738             $  2,518,970
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  26,243,343      $ 11,869,893        $ 8,388,370             $  1,634,082
   Withdrawals                            (63,672,421)      (28,074,174)        (5,496,453)              (4,106,951)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $ (37,429,078)     $(16,204,281)       $ 2,891,917             $ (2,472,869)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $   3,362,353      $   (909,016)       $ 7,611,655             $     46,101
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 335,488,111      $183,967,724        $37,754,619             $ 24,930,382
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 338,850,464      $183,058,708        $45,366,274             $ 24,976,483
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(2)        0.57%        0.58%        0.56%        0.55%        0.57%
   Expenses after custodian
      fee reduction                       0.55%(2)        0.54%        0.57%        0.54%        0.53%        0.56%
   Net investment income                  5.43%(2)        5.26%        5.65%        5.30%        5.33%        5.76%
Portfolio Turnover                           0%             26%          13%          28%          16%          12%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          (1.46)%            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $239,582        $248,056     $238,820     $270,200     $312,009     $327,004
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.43%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  FLORIDA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(2)        0.54%        0.56%        0.52%        0.51%        0.52%
   Expenses after custodian
      fee reduction                       0.48%(2)        0.48%        0.51%        0.48%        0.47%        0.48%
   Net investment income                  5.69%(2)        5.68%        5.72%        5.26%        5.03%        5.53%
Portfolio Turnover                           7%             11%          12%          40%          25%          54%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.20%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $266,945        $272,972     $277,857     $346,843     $456,020     $514,201
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.68% to 5.69%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MASSACHUSETTS PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.51%(2)        0.52%        0.54%        0.52%        0.54%        0.53%
   Expenses after custodian
      fee reduction                       0.48%(2)        0.48%        0.52%        0.50%        0.52%        0.52%
   Net investment income                  5.56%(2)        5.47%        5.79%        5.40%        5.36%        5.75%
Portfolio Turnover                           3%              8%          15%          24%          28%          35%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          (0.21)%            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $195,200        $196,997     $177,160     $212,277     $250,726     $253,675
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.52% to 5.56%. Ratios for the periods prior to October 1, 2001 have not been restated to refect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             MISSISSIPPI PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.39%(2)        0.42%       0.47%       0.36%       0.37%       0.38%
   Expenses after custodian
      fee reduction                      0.36%(2)        0.37%       0.45%       0.34%       0.35%       0.37%
   Net investment income                 5.38%(2)        5.33%       5.55%       5.30%       5.21%       5.59%
Portfolio Turnover                          4%             11%          4%         16%         17%          6%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.40%             --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $16,716         $17,031     $15,827     $17,937     $20,740     $22,127
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.38%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW YORK PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)        0.53%        0.54%        0.53%        0.53%        0.57%
   Expenses after custodian
      fee reduction                       0.52%(2)        0.53%        0.54%        0.52%        0.51%        0.57%
   Net investment income                  5.43%(2)        5.15%        5.56%        5.30%        5.28%        5.60%
Portfolio Turnover                           3%             19%          27%          41%          55%          44%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.78%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $327,871        $338,850     $335,488     $402,118     $486,064     $527,604
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.41% to 5.43%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)        0.53%        0.57%        0.55%        0.56%        0.56%
   Expenses after custodian
      fee reduction                       0.52%(2)        0.52%        0.57%        0.54%        0.54%        0.55%
   Net investment income                  5.77%(2)        5.87%        6.00%        5.54%        5.50%        5.70%
Portfolio Turnover                           9%             22%          28%          59%          17%          30%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.56%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $176,143        $183,059     $183,968     $216,464     $255,030     $271,269
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratio for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             RHODE ISLAND PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(2)        0.40%       0.43%       0.39%       0.39%       0.27%
   Net expenses after
      custodian fee reduction            0.37%(2)        0.35%       0.40%       0.35%       0.36%       0.23%
   Net investment income                 5.30%(2)        5.33%       5.66%       5.24%       5.28%       5.54%
Portfolio Turnover                          6%             14%         15%         18%         24%         39%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                         (0.42)%            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $47,174         $45,366     $37,755     $41,732     $42,071     $40,218
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.39%
   Expenses after custodian
      fee reduction                                                                                      0.35%
   Net investment income                                                                                 5.42%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.30%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            WEST VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.34%(2)        0.39%       0.45%       0.40%       0.37%       0.38%
   Expenses after custodian
      fee reduction                      0.33%(2)        0.35%       0.43%       0.38%       0.34%       0.36%
   Net investment income                 5.25%(2)        5.32%       5.48%       5.13%       5.34%       5.44%
Portfolio Turnover                         12%             12%          7%         32%         16%         24%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                         (0.01)%            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $24,777         $24,976     $24,930     $26,961     $31,920     $33,503
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.25%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective October 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of September 30, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN  DECREASE IN
                                              COST OF      NET UNREALIZED
    PORTFOLIO                                 SECURITIES   APPRECIATION
    ---------------------------------------------------------------------
    California                                $   343,850  $     (343,850)
    Florida                                       139,573        (139,573)
    Massachusetts                                 617,027        (617,027)
    Mississippi                                   101,125        (101,125)
    New York                                      220,750        (220,750)
    Ohio                                            7,831          (7,831)
    Rhode Island                                   32,399         (32,399)
    West Virginia                                  19,489         (19,489)

   The effect of this change for the six months ended March 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and decrease net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                 INCOME          GAIN (LOSS)   APPRECIATION
    --------------------------------------------------------------------------------------
    California                                $       42,728  $         --  $      (42,728)
    Florida                                           15,736        (1,381)        (14,355)
    Massachusetts                                     44,422          (448)        (43,974)
    Mississippi                                        8,248            --          (8,248)
    New York                                          26,797           401         (27,198)
    Ohio                                               2,309        (1,148)         (1,161)
    Rhode Island                                       4,326          (246)         (4,080)
    West Virginia                                      4,211          (100)         (4,111)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if

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EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as a substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 L Interim Financial Statements -- The interim financial statements relating to
   March 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $590,965            0.48%
    Florida                                    614,740            0.45%
    Massachusetts                              428,385            0.44%
    Mississippi                                 13,322            0.16%
    New York                                   757,417            0.45%
    Ohio                                       392,716            0.44%
    Rhode Island                                62,827            0.27%
    West Virginia                               23,475            0.19%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2002, no significant amounts have been deferred.
   Certain Officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------

   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2002 were as follows:

    CALIFORNIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,125,574
    Sales                                         297,050

    FLORIDA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $19,451,633
    Sales                                      23,742,800

    MASSACHUSETTS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,412,014
    Sales                                       6,370,240

    MISSISSIPPI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   794,466
    Sales                                         667,869

    NEW YORK PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,240,609
    Sales                                      14,392,689

    OHIO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,118,058
    Sales                                      20,289,677

    RHODE ISLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,525,210
    Sales                                       2,889,007

    WEST VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,113,173
    Sales                                       3,047,034

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2002, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $218,288,206
    ------------------------------------------------------
    Gross unrealized appreciation             $ 22,818,030
    Gross unrealized depreciation               (4,760,246)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 18,057,784
    ------------------------------------------------------
    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $250,956,670
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,241,527
    Gross unrealized depreciation               (3,468,015)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,773,512
    ------------------------------------------------------
    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $184,563,941
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,114,897
    Gross unrealized depreciation               (3,870,059)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,244,838
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,596,130
    ------------------------------------------------------
    Gross unrealized appreciation             $    779,823
    Gross unrealized depreciation                 (120,375)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    659,448
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $300,119,787
    ------------------------------------------------------
    Gross unrealized appreciation             $ 25,253,788
    Gross unrealized depreciation               (1,765,439)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 23,488,349
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $169,173,189
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,462,585
    Gross unrealized depreciation               (5,345,364)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,117,221
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 45,093,363
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,471,132
    Gross unrealized depreciation                 (711,185)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    759,947
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 23,616,986
    ------------------------------------------------------
    Gross unrealized appreciation             $    925,440
    Gross unrealized depreciation                 (311,707)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    613,733
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2002, the New York Portfolio had a balance outstanding pursuant to this line of credit of $2,700,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include

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
EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2002 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      6/02        220 U.S. Treasury Bond    Short          $449,713
    ------------------------------------------------------------------------------------------------
    Florida                         6/02        190 U.S. Treasury Bond    Short           751,694
    ------------------------------------------------------------------------------------------------
    Massachusetts                   6/02        80 Municipal Bond         Short           207,020
                                    6/02        91 U.S. Treasury Bond     Short           441,657
    ------------------------------------------------------------------------------------------------
    Mississippi                     6/02        8 U.S. Treasury Bond      Short            41,260
    ------------------------------------------------------------------------------------------------
    New York                        6/02        255 U.S. Treasury Bond    Short           619,286
    ------------------------------------------------------------------------------------------------
    Ohio                            6/02        145 U.S. Treasury Bond    Short           416,824
    ------------------------------------------------------------------------------------------------
    Rhode Island                    6/02        20 Municipal Bond         Short            59,255
    ------------------------------------------------------------------------------------------------
    West Virginia                   6/02        12 Municipal Bond         Short            35,553

   At March 31, 2002, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

   At March 31, 2002, the Massachusetts Portfolio had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. and New York and Rhode Island Portfolios entered into an interest rate swap agreement with Morgan Guaranty Trust Company of New York. Under the swap agreement, the Massachusetts, New York and Rhode Island Portfolios make bi-annual payments at a rate equal to 4.7675%, 4.6530% and 4.5922%, respectively, on the notional amount of $6,000,000, $6,000,000 and $1,000,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the Massachusetts Portfolio contract, which terminates May 1, 2022, and the New York and Rhode Island Portfolios contracts, which terminate November 1, 2021, are recorded as a receivable for open swap contracts of $99,541, $109,350 and $18,225 respectively, on March 31, 2002.

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida,
and Mississippi Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

                                       86